Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Total
Cost
At Dec. 31, 2023	132,251	182,902	315,153
Net exchange differences	—	(14,648)	(14,648)
At Dec. 31, 2024	132,251	168,254	300,505
Additions (1)	—	6,468	6,468
Net exchange differences	—	8,394	8,394
At Dec. 31, 2025	132,251	183,116	315,367

Impairment
At Dec. 31, 2023	(113,102)	—	(113,102)
Impairment charge for the year	—	—	—
At Dec. 31, 2024	(113,102)	—	(113,102)
Impairment charge for the year	—	—	—
At Dec. 31, 2025	(113,102)	—	(113,102)

Net book value at:
At Dec. 31, 2024	19,149	168,254	187,403
At Dec. 31, 2025	19,149	183,116	202,265
(1) See "Indefinite life fund management contracts" on page 25 for more details.